INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
10. INCOME TAXES

The parent company is subject to the tax laws of Cayman Islands and the tax rate is 0%. NAI is a Canadian company and its income tax expense varies from the amount that would be computed from applying the combined Canadian federal and provincial income tax rate at 25.75%. CWN HK and CWN China are taxed at 16.5% and 25% based on the Hong Kong and Chinese tax laws. The reconciliation of the income tax expense is as follows:

	2013	2012	2011
	$	$	$

Net Income (loss) for the year	(517,537)	(79,646)	192,626
Statutory Cayman Islands corporate tax rate	0%	0%	0%
Anticipated tax recovery	—	—	—

Change in tax rates resulting from:
Non-deductible items	8,962	15,250	—
Change in estimates	(2,268)	(7,259)	-
Change enacted of tax rate	(2,702)	-	6,818
Functional currency adjustments	(10,985)	(2,022)	-
Foreign tax rate differential	(53,640)	(84,074)	8,477
Others	-	-	(11,461)
Change in valuation allowance	64,490	127,389	50,752
Income tax expense (recovery)	3,857	(49,284)	54,586

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax values. Deferred tax assets (liabilities) at December 31, 2013 and 2012 are comprised of the following:

	2013	2012
	$	$

Non-capital loss carryforwards	413,959	357,624
Capital losses	-	744
Equipment and furniture	2,008	1,219
Others	(1,286)	(5,539)
	414,681	354,048
Valuation allowance	(414,681)	(350,191)
Net deferred tax assets	-	3,857

The Company has non capital loss carryforwards of approximately $243,434 (2011: $288,000) which may be carried forward to apply against future year income tax for Canadian income tax purposes, subject to the final determination by taxation authorities, expiring in the following years:

$
2028	121,699
2029	62,653
2032	59,082
243,434

The Company has net operating loss carryforwards of approximately $48,116 (2012: $45,473) which may be carried forward indefinitely to apply against future year income tax for Hong Kong income tax purposes, subject to the final determination by taxation authorities.

The Company has net operating loss carryforwards of approximately $1,353,337 (2012: $1,109,400) which may be carried forward to apply against future year income tax for Chinese income tax purposes, subject to the final determination by taxation authorities, expiring in the following years:

$
2016	924,258
2017	221,591
2018	207,488
1,353,337

The parent company is subject to the tax laws of Cayman Islands and the tax rate is 0%. Often, differing opinions regarding legal interpretation exist both among and within government ministries and organizations; thus, creating uncertainties and areas of conflict. Tax declarations are subject to review and investigation by the authority, which are enabled by law to impose extremely severe fines, penalties and interest charges. The risk remains that the relevant authorities could take differing positions with regard to interpretive issues and the effect could be significant. The fact that a year has been reviewed does not close that year, or any tax declaration applicable to that year, from further review.